Subsequent Events - Additional Information (Detail)	Feb. 27, 2019
Shenzhen Yuguan Information And Technology Co Ltd [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of direct or indirect economic ownership	100.00%